Offsetting financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	$ 114,941	$ 89,803
Amounts Offset	(73,266)	(56,294)
Net Amounts Reported on the Balance Sheet	41,675	33,509
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(14,719)	(18,609)
Cash Collateral	(2,252)	(3,289)
Financial Instrument Collateral	(20,428)	(6,943)
Net Amount	4,276	4,668
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	143,422	104,554
Amounts Offset	(73,266)	(56,294)
Net Amounts Reported on the Balance Sheet	70,156	48,260
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(14,719)	(18,609)
Cash Collateral	(4,524)	(5,625)
Financial Instrument Collateral	(29,358)	(12,533)
Net Amount	21,555	11,493
Collateral received
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	2,250	3,287
Collateral paid
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	4,524	5,625
Stock borrowing arrangements	16	18
Futures margin	238	287
Collateral received
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	5,516	3,024
Amounts Offset	(5,501)	(2,972)
Net Amounts Reported on the Balance Sheet	15	52
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	15	52
Derivative financial instruments
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	66,144	62,046
Amounts Offset	(44,499)	(35,192)
Net Amounts Reported on the Balance Sheet	21,645	26,854
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(14,719)	(18,609)
Cash Collateral	(4,426)	(5,622)
Financial Instrument Collateral	(1,693)	(1,932)
Net Amount	807	691
Financial liabilities not subject to offsetting	1,409	2,242
Repurchase agreements
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	27,763	10,604
Net Amounts Reported on the Balance Sheet	27,763	10,604
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral	(98)	(3)
Financial Instrument Collateral	(27,665)	(10,601)
Deposits and other borrowings
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	43,999	28,880
Amounts Offset	(23,266)	(18,130)
Net Amounts Reported on the Balance Sheet	20,733	10,750
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	20,733	10,750
Collateral paid
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	10,068	6,643
Amounts Offset	(10,032)	(6,559)
Net Amounts Reported on the Balance Sheet	36	84
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Financial Instrument Collateral	(16)	(17)
Net Amount	20	67
Derivative financial instruments
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	61,171	58,125
Amounts Offset	(39,968)	(31,605)
Net Amounts Reported on the Balance Sheet	21,203	26,520
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(14,719)	(18,609)
Cash Collateral	(2,247)	(3,280)
Financial Instrument Collateral	(16)	(102)
Net Amount	4,221	4,529
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Financial assets not subject to offsetting	2,164	3,339
Reverse repurchase agreements
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	20,401	6,833
Net Amounts Reported on the Balance Sheet	20,401	6,833
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral	(5)	(9)
Financial Instrument Collateral	(20,396)	(6,824)
Loans
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	23,301	18,202
Amounts Offset	(23,266)	(18,130)
Net Amounts Reported on the Balance Sheet	35	72
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	35	72
Parent Entity
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	114,386	89,126
Amounts Offset	(73,266)	(56,294)
Net Amounts Reported on the Balance Sheet	41,120	32,832
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(14,586)	(18,526)
Cash Collateral	(1,864)	(2,851)
Financial Instrument Collateral	(20,428)	(6,841)
Net Amount	4,242	4,614
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	143,152	104,315
Amounts Offset	(73,266)	(56,294)
Net Amounts Reported on the Balance Sheet	69,886	48,021
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(14,586)	(18,526)
Cash Collateral	(4,387)	(5,469)
Financial Instrument Collateral	(29,358)	(12,533)
Net Amount	21,555	11,493
Parent Entity | Collateral received
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	1,862	2,849
Parent Entity | Collateral paid
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	4,387	5,469
Stock borrowing arrangements	16	18
Futures margin	238	286
Parent Entity | Collateral received
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	5,516	3,024
Amounts Offset	(5,501)	(2,972)
Net Amounts Reported on the Balance Sheet	15	52
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	15	52
Parent Entity | Derivative financial instruments
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	65,874	61,807
Amounts Offset	(44,499)	(35,192)
Net Amounts Reported on the Balance Sheet	21,375	26,615
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(14,586)	(18,526)
Cash Collateral	(4,289)	(5,466)
Financial Instrument Collateral	(1,693)	(1,932)
Net Amount	807	691
Financial liabilities not subject to offsetting	1,404	2,252
Parent Entity | Repurchase agreements
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	27,763	10,604
Net Amounts Reported on the Balance Sheet	27,763	10,604
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral	(98)	(3)
Financial Instrument Collateral	(27,665)	(10,601)
Parent Entity | Deposits and other borrowings
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	43,999	28,880
Amounts Offset	(23,266)	(18,130)
Net Amounts Reported on the Balance Sheet	20,733	10,750
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	20,733	10,750
Parent Entity | Collateral paid
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	10,068	6,643
Amounts Offset	(10,032)	(6,559)
Net Amounts Reported on the Balance Sheet	36	84
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Financial Instrument Collateral	(16)	(17)
Net Amount	20	67
Parent Entity | Derivative financial instruments
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	60,616	57,550
Amounts Offset	(39,968)	(31,605)
Net Amounts Reported on the Balance Sheet	20,648	25,945
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(14,586)	(18,526)
Cash Collateral	(1,859)	(2,842)
Financial Instrument Collateral	(16)	(102)
Net Amount	4,187	4,475
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Financial assets not subject to offsetting	2,146	3,338
Parent Entity | Reverse repurchase agreements
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	20,401	6,731
Net Amounts Reported on the Balance Sheet	20,401	6,731
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral	(5)	(9)
Financial Instrument Collateral	(20,396)	(6,722)
Parent Entity | Loans
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	23,301	18,202
Amounts Offset	(23,266)	(18,130)
Net Amounts Reported on the Balance Sheet	35	72
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	$ 35	$ 72